Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax benefit (expense)
Effective tax rate	0.00%
Federal statutory rate	21.00%	21.00%
Valuation allowance	$ 31,686,000
Accrued interest and penalties	0	$ 0
Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	99,900,000
Valuation allowance	31,700,000
State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	58,100,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax benefit (expense)	$ 100,000